Condensed Consolidated Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Net sales	$ 0	$ 0	$ 0	$ 0
Operating expenses
Selling, general and administrative	1,569	1,178	3,509	1,820
Research and development	1,787	2,374	3,953	4,666
Total operating expenses	3,356	3,552	7,462	6,486
Loss from operations	(3,356)	(3,552)	(7,462)	(6,486)
Interest income	4	80	29	197
Loss before income taxes	(3,352)	(3,472)	(7,433)	(6,289)
Income tax benefit	(730)		(730)
Net loss	(2,622)	(3,472)	(6,703)	(6,289)
Basic and diluted loss per share (in dollars per share)	$ (0.42)	$ (0.68)	$ (1.08)	$ (1.24)
Weighted average shares outstanding - basic (in shares)	6,277	5,088	6,223	5,083
Weighted average shares outstanding - diluted (in shares)	6,277	5,088	6,223	5,083
Comprehensive loss	$ (2,610)	$ (3,352)	$ (6,640)	$ (6,104)